Employee benefit plans and compensation plans - Defined benefit plans - Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer benefit payments/settlements	$ 0.2	$ 0.3
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	0.4
2022	0.4
2023	0.4
2024	0.4
2025	0.5
2026 -2030	3.3
Total benefit payments required	$ 5.4